Summary of Significant Accounting Policies and Organization (Details Narrative) (10-K) - USD ($)				1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 29, 2020	Oct. 23, 2020	Nov. 22, 2019	Oct. 31, 2020	Nov. 30, 2019	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Apr. 02, 2020	Jan. 08, 2020
Reverse stock split, description	On December 29, 2020, the Company effected a reverse stock split of all its outstanding common stock at a ratio of 1-for-4 shares. Pursuant to this reverse stock split, each four (4) shares of PetVivo's outstanding common stock, $.001 par value per share, was combined and converted into one (1) post-split outstanding shares of common stock, $.001 par value per share. This reverse stock split affected all PetVivo shareholders uniformly and accordingly did not alter any shareholder's percentage interest or ownership of PetVivo equity. Through the date of this filing, 724 shares of common stock have been issued due to rounding up of fractional shares.	The Company approved and declared a reverse stock split of all its outstanding common stock at a ratio of 1-for-4 shares; this reverse stock split was made effective on December 29, 2020.	The Company approved and declared a reverse stock split of all its outstanding common stock at a ratio of 9-for-10 shares. Pursuant to this reverse stock split, each ten (10) shares of PetVivo's outstanding common stock, $.001 par value per share, was combined and converted into nine (9) post-split outstanding shares of common stock, $.001 par value per share. This reverse stock split affected all PetVivo shareholders uniformly and accordingly will not alter any shareholder's percentage interest or ownership of PetVivo equity. Through the date of this filing, 254 shares of common stock have been issued due to rounding up of fractional shares.	Company approved a 1-for-4 reverse split of our outstanding shares of common stock that was made effective December 29, 2020; concurrently, the Company increased its authorized shares of common stock from 225,000,000 to 250,000,000; all share and per share data has been retroactively adjusted for this reverse split for all period presented.	The Company effected a 9-for-10 reverse split of our authorized and outstanding shares of common stock. Pursuant to this reverse stock split, each ten (10) shares of PetVivo's outstanding common stock, $.001 par value per share, was combined and converted into nine (9) post-split outstanding shares of common stock, $.001 par value per share	1-for-4 reverse split			9-for-10 reverse stock split.
Common stock, par value						$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock, shares outstanding					22,477,320	6,718,979	6,718,979		5,727,965	19,867,200
Fractional shares issued due to reverse stock split					254
Cash equivalents
Federal cash insured
Accrued interest									$ 6,981
Debt instrument maturity date							Apr. 30, 2020		Apr. 30, 2020
Conversion of debt into common stock amount									$ 4,692
Assets and liabilities measured at fair value
Income tax likelihood percentage							Greater than 50 percent		Greater than 50 percent
Inventory terms							3 years		3 years
Right of use of assets						164,350	$ 164,350		$ 148,693			$ 189,600
Operating lease liability net of discount						164,350	164,350		148,692
Accounting Standards Update 2016-02 [Member]
Right of use of assets											$ 154,917
Operating lease liability net of discount											$ 154,917
Convertible Notes [Member]
Convertible notes outstanding						$ 280,000	$ 280,000	$ 280,000	280,000
Accrued interest									$ 6,981
Debt instrument maturity date							Jun. 30, 2021		Jun. 30, 2021
Conversion of debt into common stock amount							$ 280,000		$ 286,981
Conversion of debt into common stock shares							96,924		397,359
Conversion price per share						$ 2.89	$ 2.89		$ 0.72
Warrant [Member]
Warrants outstanding							1,124,803	1,305,111	4,901,119	3,818,919
Weighted average, exercise price									$ 0.53	$ 0.55
Conversion of debt into common stock shares										30,016
Warrant [Member] | Maximum [Member]
Warrant exercise price						15.56	$ 15.56	$ 1.20	3.89	$ 3.89
Warrant [Member] | Minimum [Member]
Warrant exercise price						$ 1.20	$ 1.20	$ 15.56	$ 0.30	$ 0.33
Patents and Trademarks [Member]
Estimated useful life of intangible asset							60 months		60 months
Equipment [Member]
Estimated useful life of assets							3 years		3 years
Automobile [Member]
Estimated useful life of assets							5 years		5 years
Furniture and Fixtures [Member]
Estimated useful life of assets							7 years		7 years
Pre-Reverse Split [Member]
Common stock, par value					$ 0.001
Common stock, shares outstanding					24,974,518